Provisions for judicial and administrative proceedings, commitments and other provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provisions For Judicial And Administrative Proceedings Commitments And Other Provisions
Pension fund provisions and similar requirements	R$ 1,775,202	R$ 2,728,126	R$ 3,929,265
Provisions for lawsuits and administrative proceedings, commitments and other provisions	7,339,941	8,876,356	9,885,713
Judicial and administrative proceedings under the responsibility of former controlling stockholders (Note 15)	496	496	496
Judicial and administrative proceedings	6,754,262	7,668,914	8,648,892
Of which:
Civil	2,875,936	3,231,004	3,429,155
Labor	1,700,752	2,071,811	2,886,990
Tax and Social Security	2,177,574	2,366,099	2,332,747
Provisions for contingent commitments (Note 22.b.1)	430,484	908,027	724,779
Others provisions	154,700	298,919	511,546
Total	R$ 9,115,143	R$ 11,604,482	R$ 13,814,978